Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Relationships	Mar. 31, 2008 Customer Relationships	Mar. 31, 2012 Unpatented Technology	Mar. 31, 2008 Unpatented Technology
Goodwill and Intangible Assets Disclosure [Line Items]
Net carrying amounts of other intangible assets subject to amortization				¥ 1,088	¥ 10,115	¥ 5,056	¥ 3,230
Aggregate amortization expense of other intangible assets subject to amortization	¥ 8,477	¥ 8,499	¥ 8,149